10. STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Activity
	Number of Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance, December 31, 2015	367,000	$3.00		0.00
Option granted	–	–
Options cancelled	(20,000)	$2.90
Options exercised	–	–
Balance December 31, 2016	347,000	$1.20	2.60	0.00
Option granted	430,000	$0.05
Options cancelled	(40,000)	$5.73
Options exercised	–	–
Balance December 31, 2017	737,000	$0.85	7.75	0.00
Option granted	–	–
Options cancelled	(50,000)	$1.40
Options exercised	(240,000)	$0.05
Balance December 31, 2018	447,000	$0.79	6.68	0.00

Exercisable at December 31, 2018	417,000	$0.85	6.55	0.00